Intangible assets, net - Future amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortization expense of intangible assets for future years
2026	$ 12
2027	12
2028	12
2029	12
2030 and thereafter	20
Intangible assets, net	$ 68	$ 80